Schedule of key management compensation (Details) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of transactions between related parties [abstract]
Short-term employee benefits	₨ 27,462	₨ 46,342	₨ 50,830
Contributions to defined contribution plans	259	180	22
Profit linked bonus	16,130	18,487	7,271
Directors Sitting fee’s	10,846	8,886	8,587
Share based payment	53,330	2,277	179,884
Total compensation paid to key management personnel	₨ 108,027	₨ 76,172	₨ 246,594